Subsequent Events-Additional Information (Table) (Details) - Jun. 30, 2015 - USD ($) $ / shares in Units, $ in Thousands	Total
Common Stock [Member]
Subsequent Event [Line Items]
Dividends payable, per share	$ 0.29
Dividend, declaration date	Jul. 02, 2015
Date of payment of dividends	Aug. 05, 2015
Dividends date of record	Jul. 22, 2015
Preferred stock series B dividends declared [Member]
Subsequent Event [Line Items]
Dividends payable, per share	$ 0.476563
Dividends Payable	$ 953
Dividend, declaration date	Jul. 02, 2015
Dividends date of record	Jul. 14, 2015
Preferred stock series C dividends declared [Member]
Subsequent Event [Line Items]
Dividends payable, per share	$ 0.531250
Dividends Payable	$ 2,125
Dividend, declaration date	Jul. 02, 2015
Dividends date of record	Jul. 14, 2015
Preferred stock series D dividends declared [Member]
Subsequent Event [Line Items]
Dividends payable, per share	$ 0.376736
Dividends Payable	$ 1,507
Dividend, declaration date	Jul. 02, 2015
Dividends date of record	Jul. 14, 2015